Commitments, contingent liabilities and contingent assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments
Contracts placed for future capital expenditure on Property, plant and equipment and software development costs not provided for in these financial statements	$ 1,368	$ 502	$ 388